                                 HIGHMARK FUNDS
                                  EQUITY FUNDS
                               FIXED INCOME FUNDS
                         Supplement dated April 9, 2001
              To Retail Shares Prospectus dated November 30, 2000

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

I. For the Small Cap Value Fund under the heading "Fees and Expenses" on page 19 of the Prospectus, the column for Class A Shares under "Annual Fund Operating Expenses" is deleted in its entirety and replaced with the following:

                                                              CLASS A
                                                               SHARES
                                                              --------
ANNUAL FUND OPERATING EXPENSES
Investment Advisory Fees....................................    1.00%
Distribution and/or Service (12b-1) Fees....................    0.25%
Other Expenses..............................................    0.62%
  TOTAL FUND OPERATING EXPENSES.............................    1.87%
Fee Waivers.................................................    0.15%
    NET EXPENSES+...........................................    1.72%

------------------------

+ The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Class A Shares from exceeding 1.72% for the period beginning November 30, 2000 and ending on November 29, 2001. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level for all share classes. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

        Class A Shares:                1.70%

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

84823-B-SUP3

                                 HIGHMARK FUNDS
                             SMALL CAP GROWTH FUND
                       Supplement dated April 9, 2001 to
                 Retail Shares Prospectus dated March 29, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT WHICH IS CONTAINED IN THE PROSPECTUS. PLEASE KEEP THIS SUPPLEMENT AND READ IT TOGETHER WITH THE PROSPECTUS.

    Effective April 9, 2001 the Small Cap Growth Fund will no longer be accepting purchase orders until further notice.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

84824-B-SUP2

                                 HIGHMARK FUNDS
                             SMALL CAP GROWTH FUND
                       Supplement dated April 9, 2001 to
                Fiduciary Shares Prospectus dated March 29, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT WHICH IS CONTAINED IN THE PROSPECTUS. PLEASE KEEP THIS SUPPLEMENT AND READ IT TOGETHER WITH THE PROSPECTUS.

    Effective April 9, 2001 the Small Cap Growth Fund will no longer be accepting purchase orders until further notice.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

84824-A-SUP1